Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 26,462	$ 13,473
Less: provision for bad debts	(3,098)	(2,147)
Net Book Value	$ 23,364	$ 11,326